SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018	Sep. 30, 2016 USD ($)
Restricted cash	$ 77,906	$ 0
Short-term investments	2,560,760	294,568
Long-term deposits	12,472,847	11,836,860
Allowance for doubtful accounts	2,221,870	2,020,373	$ 1,919,152
Provision for inventory recognized	113,011	107,248
Inventory write-downs		103,942
Wrote off advance to suppliers		103,887
Expected dividend yield	$ 0
Holding percentage of SIG token issued and outstanding	30.00%					30.00%
Impairment of long-lived assets		0	0	$ 0
Value-added taxes, rate							13.00%	16.00%	17.00%
Revenue	$ 446,480	327,651	912,844
Unrecognized tax benefits	2,354,832	3,188,615	4,176,537		$ 2,354,832					$ 4,098,783
Deferred tax benefits	406,064	(406,637)	(1,958)
Advertising costs	104,661	$ 82,884	$ 306,288
Target Company
Long-term deposits	11,533,902
Other
Long-term deposits	$ 938,945
Cash
Long-term deposits | ¥						¥ 80,367,541